Asset Retirement Obligation (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Asset retirement obligation current	$ 894	$ 708		$ 1,078
Collateralized with restricted cash	$ 3,750	3,732	$ 3,668	$ 3,668
Surety Bonds [Member]
Asset retirement obligation current		$ 9,400